Securities and Other Collateralized Financing Activities, Offsetting - Securities and Other Collateralized Financing Activities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Resale, securities borrowing and similar arrangements [Abstract]
Gross amounts recognized	$ 129,282	$ 114,729
Gross amounts offset in consolidated balance sheet	(28,402)	(24,464)
Net amounts in consolidated balance sheet	100,880	90,265
Collateral not recognized in consolidated balance sheet	(99,970)	(89,592)
Net amount	910	673
Repurchase, Securities Lending and Similar Arrangements [Abstract]
Gross amounts recognized	106,060	55,054
Gross amounts offset in consolidated balance sheet	(28,402)	(24,464)
Net amounts in consolidated balance sheet	77,658	30,590
Collateral pledged but not netted in consolidated balance sheet	(77,529)	(30,383)
Net amount	129	207
Fed funds sold and securities purchased under resale agreements [Member]
Resale, securities borrowing and similar arrangements [Abstract]
Net amounts in consolidated balance sheet	80,400	68,000
Loans and Finance Receivables [Member]
Resale, securities borrowing and similar arrangements [Abstract]
Net amounts in consolidated balance sheet	$ 20,500	$ 22,300